Stock options, retention securities and warrants - Narratives (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2025 security	Dec. 31, 2025 CAD ($) security $ / shares shares	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Stock options, retention securities and warrants
Equity balance		$ 3,476,926	$ 2,576,607	$ (2,009,105)
Research and development (Note 19)		13,907,206	15,811,020
General and administrative (Note 19)		11,172,046	9,365,129
Loss and comprehensive loss		(44,117,305)	(24,250,049)
Comprehensive loss		$ (44,117,305)	(24,250,049)
Retention Securities
Stock options, retention securities and warrants
Number of awards granted | security		590,000
Number of securities forfeited | security	98,333
Number of shares upon exercise of each security | shares		1
Exercise price | $ / shares		$ 1.78
Term of award		10 years
Vesting period		3 years
Weighted average remaining contractual life		6 months 14 days
Number of awards exercisable | security		491,667
Common Shares
Stock options, retention securities and warrants
Equity balance		$ 102,998,992	81,194,288	59,026,143
Reserves
Stock options, retention securities and warrants
Equity balance		47,241,452	24,028,532	17,360,916
Deficit
Stock options, retention securities and warrants
Equity balance		(146,763,518)	(102,646,213)	(78,396,164)
Loss and comprehensive loss		$ (44,117,305)	(24,250,049)
Adjustments related to prior periods
Stock options, retention securities and warrants
Research and development (Note 19)			85,350
General and administrative (Note 19)			158,804
Loss and comprehensive loss			$ 244,154
Adjustments related to prior periods | Deficit
Stock options, retention securities and warrants
Equity balance				243,139
Adjustments related to prior periods | Adjustments to opening balances | Common Shares
Stock options, retention securities and warrants
Equity balance				94,616
Adjustments related to prior periods | Adjustments to opening balances | Reserves
Stock options, retention securities and warrants
Equity balance				$ 148,523